Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 180,611	¥ 171,183
IT-related Expenses	¥ 27,457	¥ 27,712